Commitments and Contingences	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingences

10. Commitments and Contingences

Litigation

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities as of March 31, 2020 and December 31, 2019.

12. Commitments and Contingences

Litigation

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities as of December 31, 2019.

Lease

In April 2019, the Company amended its multi-year lease agreement to relocate its office space in Boston, Massachusetts under an operating lease agreement. The amended lease term is for a period of seven years from the date of relocation on August 1, 2019. The initial annual base rent of the relocation premises is $0.6 million per year, increasing 2% annually. In connection with the lease amendment, the Company issued a new cash-collateralized letter of credit for the benefit of the landlord in the amount of $0.2 million. Rent expense was $0.5 million, $0.3 million and $0 the years ended December 31, 2019, 2018, and 2017, respectively. Obligations to make future minimum lease payments as of December 31, 2019, are as follows:

Year ending December 31,	Minimum Lease Payments
(In thousands)
2020	$594
2021	606
2022	618
2023	630
2024	643
Years thereafter	1,043

Total	$4,134

Novartis License Agreement

The Company is required to pay up to an aggregate of $1.5 million upon the satisfaction of clinical milestones, up to an aggregate of $24 million upon the satisfaction of regulatory milestones for the first indication approved, and up to an aggregate of $18 million upon the satisfaction of regulatory milestones for the second indication approved. In addition, the Company is required to pay up to an aggregate of $125 million upon the satisfaction of commercial milestones, based on the amount of annual net sales. The Company is also required to pay tiered royalties ranging from a mid single-digit percentage to a low teen-digit percentage on annual net sales of products. These royalty obligations last on a product-by-product and country-by-country basis until the latest of (i) the expiration of the last valid claim of a Novartis patent covering a subject product, (ii) the expiration of any regulatory exclusivity for the subject product in a country, or (iii) the 10th anniversary of the first commercial sale in the country, and are subject to a reduction after the expiration of the last valid claim of a Novartis patent or the introduction of a generic equivalent of a product in a country.

Silverstein Foundation

The Company is obligated to repay the Funding Amount in full to the Silverstein Foundation if it successfully conducts a positive Phase 3 clinical trial of the Product for PD (see Note 7).